Revenues - Summary of Breakdown of Revenues by Type of Good or Service (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of revenue [line items]
Revenue from contracts with customers		$ 18,284	$ 19,124	$ 16,995
Diesel [member]
Disclosure of revenue [line items]
Revenue from contracts with customers		6,151	6,588	6,620
Gasolines [member]
Disclosure of revenue [line items]
Revenue from contracts with customers		3,916	4,048	3,493
Natural gas [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	[1]	2,201	2,248	1,673
Crude oil [member]
Disclosure of revenue [line items]
Revenue from contracts with customers		975	1,023	427
Jet fuel [member]
Disclosure of revenue [line items]
Revenue from contracts with customers		791	910	1,047
Lubricants and by-products [member]
Disclosure of revenue [line items]
Revenue from contracts with customers		414	528	614
LPG [member]
Disclosure of revenue [line items]
Revenue from contracts with customers		459	472	379
Fuel oil [member]
Disclosure of revenue [line items]
Revenue from contracts with customers		98	112	95
Petrochemicals [member]
Disclosure of revenue [line items]
Revenue from contracts with customers		386	471	438
Fertilizers and crop protection products [member]
Disclosure of revenue [line items]
Revenue from contracts with customers		326	389	594
Flours, oils and grains [member]
Disclosure of revenue [line items]
Revenue from contracts with customers		568	467	224
Asphalts [member]
Disclosure of revenue [line items]
Revenue from contracts with customers		118	85	172
Goods for resale at gas stations [member]
Disclosure of revenue [line items]
Revenue from contracts with customers		116	121	76
Income from services [member]
Disclosure of revenue [line items]
Revenue from contracts with customers		135	184	102
Income from construction contracts [member]
Disclosure of revenue [line items]
Revenue from contracts with customers		286	433	99
Virgin naphtha [member]
Disclosure of revenue [line items]
Revenue from contracts with customers		175	160	181
Petroleum coke [member]
Disclosure of revenue [line items]
Revenue from contracts with customers		238	192	249
LNG regasification [member]
Disclosure of revenue [line items]
Revenue from contracts with customers		51	51	50
Other goods and services [member]
Disclosure of revenue [line items]
Revenue from contracts with customers		880	642	462
Upstream [member]
Disclosure of revenue [line items]
Revenue from contracts with customers		88	50	32
Upstream [member] | Natural gas [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	[1]	27
Upstream [member] | Crude oil [member]
Disclosure of revenue [line items]
Revenue from contracts with customers		7
Upstream [member] | Other goods and services [member]
Disclosure of revenue [line items]
Revenue from contracts with customers		54	50	32
Midstream and Downstream [member]
Disclosure of revenue [line items]
Revenue from contracts with customers		15,151	15,892	14,863
Midstream and Downstream [member] | Diesel [member]
Disclosure of revenue [line items]
Revenue from contracts with customers		6,151	6,588	6,620
Midstream and Downstream [member] | Gasolines [member]
Disclosure of revenue [line items]
Revenue from contracts with customers		3,916	4,048	3,493
Midstream and Downstream [member] | Natural gas [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	[1]	19	18	11
Midstream and Downstream [member] | Crude oil [member]
Disclosure of revenue [line items]
Revenue from contracts with customers		968	1,023	427
Midstream and Downstream [member] | Jet fuel [member]
Disclosure of revenue [line items]
Revenue from contracts with customers		791	910	1,047
Midstream and Downstream [member] | Lubricants and by-products [member]
Disclosure of revenue [line items]
Revenue from contracts with customers		414	528	614
Midstream and Downstream [member] | LPG [member]
Disclosure of revenue [line items]
Revenue from contracts with customers		459	472	379
Midstream and Downstream [member] | Fuel oil [member]
Disclosure of revenue [line items]
Revenue from contracts with customers		98	112	95
Midstream and Downstream [member] | Petrochemicals [member]
Disclosure of revenue [line items]
Revenue from contracts with customers		386	471	438
Midstream and Downstream [member] | Fertilizers and crop protection products [member]
Disclosure of revenue [line items]
Revenue from contracts with customers		326	389	594
Midstream and Downstream [member] | Flours, oils and grains [member]
Disclosure of revenue [line items]
Revenue from contracts with customers		568	467	224
Midstream and Downstream [member] | Asphalts [member]
Disclosure of revenue [line items]
Revenue from contracts with customers		118	85	172
Midstream and Downstream [member] | Goods for resale at gas stations [member]
Disclosure of revenue [line items]
Revenue from contracts with customers		116	121	76
Midstream and Downstream [member] | Virgin naphtha [member]
Disclosure of revenue [line items]
Revenue from contracts with customers		175	160	181
Midstream and Downstream [member] | Petroleum coke [member]
Disclosure of revenue [line items]
Revenue from contracts with customers		238	192	249
Midstream and Downstream [member] | LNG regasification [member]
Disclosure of revenue [line items]
Revenue from contracts with customers		51	51	50
Midstream and Downstream [member] | Other goods and services [member]
Disclosure of revenue [line items]
Revenue from contracts with customers		357	257	193
LNG and Integrated Gas [Member]
Disclosure of revenue [line items]
Revenue from contracts with customers		1,487	1,483	1,328
LNG and Integrated Gas [Member] | Natural gas [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	[1]	1,479	1,470	1,311
LNG and Integrated Gas [Member] | LNG regasification [member]
Disclosure of revenue [line items]
Revenue from contracts with customers		0	0	0
LNG and Integrated Gas [Member] | Other goods and services [member]
Disclosure of revenue [line items]
Revenue from contracts with customers		8	13	17
New Energies [Member]
Disclosure of revenue [line items]
Revenue from contracts with customers		834	885	400
New Energies [Member] | Natural gas [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	[1]	676	760	351
New Energies [Member] | Other goods and services [member]
Disclosure of revenue [line items]
Revenue from contracts with customers		158	125	49
Central Administration and Others [member]
Disclosure of revenue [line items]
Revenue from contracts with customers		724	814	372
Central Administration and Others [member] | Income from services [member]
Disclosure of revenue [line items]
Revenue from contracts with customers		135	184	102
Central Administration and Others [member] | Income from construction contracts [member]
Disclosure of revenue [line items]
Revenue from contracts with customers		286	433	99
Central Administration and Others [member] | Other goods and services [member]
Disclosure of revenue [line items]
Revenue from contracts with customers		$ 303	$ 197	$ 171

[1]	Includes 1,538, 1,550 and 1,398 corresponding to sales of natural gas produced by the Company for the years ended December 31, 2025, 2024 and 2023, respectively.